Employee benefits	12 Months Ended
Dec. 31, 2011
Employee benefits
Employee benefits

Note 17—Employee benefits

        The Company operates defined benefit and defined contribution pension plans and termination indemnity plans, in accordance with local regulations and practices. These plans cover a large portion of the Company's employees and provide benefits to employees in the event of death, disability, retirement, or termination of employment. Certain of these plans are multi-employer plans. The Company also operates other postretirement benefit plans in certain countries.

        A number of these plans require employees to make contributions and enable employees to earn matching or other contributions from the Company. The funding policies of the Company's plans are consistent with the local government and tax requirements. The Company has several pension plans that are not required to be funded pursuant to local government and tax requirements. The Company uses a December 31 measurement date for its plans.

        The Company recognizes in its Consolidated Balance Sheets the funded status of its defined benefit pension and postretirement plans, measured as the difference between the fair value of the plan assets and the benefit obligation.

Obligations and funded status of the plans

        The following tables set forth the changes in benefit obligations, the changes in plan assets and the funded status recognized in the Consolidated Balance Sheets for the Company's benefit plans:

	2011	2010	2011	2010
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	9,337	8,914	214	219
Service cost	242	210	2	2
Interest cost	402	389	12	12
Contributions by plan participants	76	58	—	—
Benefit payments	(549)	(571)	(16)	(13)
Benefit obligations of businesses disposed and acquired	20	—	39	—
Actuarial (gain) loss	472	168	9	(6)
Plan amendments and other	5	16	—	(1)
Exchange rate differences	(188)	153	—	1

Benefit obligation at December 31,	9,817	9,337	260	214

Fair value of plan assets at January 1,	9,010	8,149	—	—
Actual return on plan assets	155	636	—	—
Contributions by employer	305	567	16	13
Contributions by plan participants	76	58	—	—
Benefit payments	(549)	(571)	(16)	(13)
Plan assets of businesses disposed and acquired	18	—	—	—
Plan amendments and other	(6)	(12)	—	—
Exchange rate differences	(142)	183	—	—

Fair value of plan assets at December 31,	8,867	9,010	—	—

Funded status—underfunded	950	327	260	214

        The amounts recognized in "Accumulated other comprehensive loss" and "Noncontrolling interests" were:

	December 31,
	2011	2010	2009	2011	2010	2009
($ in millions)	Defined pension benefits			Other postretirement benefits
Transition liability	—	—	—	—	(1)	(2)
Net actuarial loss	(1,826)	(1,135)	(1,313)	(71)	(65)	(77)
Prior service cost	(34)	(43)	(40)	42	51	61

Amount recognized in OCI(1) and NCI(2)	(1,860)	(1,178)	(1,353)	(29)	(15)	(18)
Taxes associated with amount recognized in OCI(1) and NCI(2)	415	270	301	—	—	—

Total amount recognized in OCI(1) and NCI(2), net of tax(3)	(1,445)	(908)	(1,052)	(29)	(15)	(18)

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
NCI represents "Noncontrolling interests".

(3)
NCI, net of tax, amounted to $(2) million, $(5) million and $(2) million at December 31, 2011, 2010 and 2009, respectively.

        In addition, the following amounts were recognized in the Company's Consolidated Balance Sheets:

	December 31,
	2011	2010	2011	2010
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(138)	(172)	—	—
Underfunded plans—current	25	26	18	16
Underfunded plans—non-current	1,063	473	242	198

Funded status	950	327	260	214

	December 31,
($ in millions)	2011	2010
Non-current assets
Overfunded pension plans	(138)	(172)
Other employee-related benefits	(1)	(1)

Prepaid pension and other employee benefits	(139)	(173)

	December 31,
($ in millions)	2011	2010
Current liabilities
Underfunded pension plans	25	26
Underfunded other benefit plans	18	16
Other employee-related benefits	33	26

Pension and other employee benefits (Note 13)	76	68

	December 31,
($ in millions)	2011	2010
Non-current liabilities
Underfunded pension plans	1,063	473
Underfunded other benefit plans	242	198
Other employee-related benefits	182	160

Pension and other employee benefits	1,487	831

        The funded status, calculated by the projected benefit obligation (PBO) and fair value of plan assets, for pension plans with a PBO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of PBO (overfunded), respectively, was:

	December 31,
	2011			2010
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	7,353	6,265	1,088	3,901	3,402	499
Assets exceed PBO	2,464	2,602	(138)	5,436	5,608	(172)

Total	9,817	8,867	950	9,337	9,010	327

        The accumulated benefit obligation (ABO) for all defined benefit pension plans was $9,512 million and $9,024 million at December 31, 2011 and 2010, respectively. The funded status, calculated by the ABO and fair value of plan assets for pension plans with ABO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of ABO (overfunded), respectively, was:

	December 31,
	2011			2010
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	5,747	4,839	908	2,080	1,725	355
Assets exceed ABO	3,765	4,028	(263)	6,944	7,285	(341)

Total	9,512	8,867	645	9,024	9,010	14

        All of the Company's other postretirement benefit plans are unfunded.

Components of net periodic benefit cost

        Net periodic benefit cost consisted of the following:

	2011	2010	2009	2011	2010	2009
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	242	210	154	2	2	2
Interest cost	402	389	432	12	12	13
Expected return on plan assets	(507)	(422)	(384)	—	—	—
Amortization of transition liability	—	—	—	1	1	1
Amortization of prior service cost	44	26	13	(9)	(9)	(11)
Amortization of net actuarial loss	52	71	71	3	5	6
Curtailments, settlements and special termination benefits	3	8	2	—	—	(8)

Net periodic benefit cost	236	282	288	9	11	3

        The net actuarial loss and prior service cost for defined pension benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2012 is $82 million and $40 million, respectively.

        The net actuarial loss and prior service cost for other postretirement benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2012 is $5 million and $(9) million, respectively.

Assumptions

        The following weighted-average assumptions were used to determine benefit obligations:

	December 31,
	2011	2010	2011	2010
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	3.91	4.29	4.07	5.03
Rate of compensation increase	1.62	2.05	—	—
Pension increase assumption	0.97	1.06	—	—

        The discount rate assumptions reflect the rates at which the benefit obligations could effectively be settled. The principal assumption was that the relevant fixed income securities are AA rated corporate bonds. In those countries with sufficient liquidity in corporate bonds, the Company used the current market long-term corporate bond rates and matched the bond duration with the average duration of the pension liabilities. In those countries where the liquidity of the AA corporate bonds was deemed to be insufficient, the Company determined the discount rate by adding the credit spread derived from an AA corporate bond index in another relevant liquid market, as adjusted for interest rate differentials, to the domestic government bond curve or interest rate swap curve.

        The following weighted-average assumptions were used to determine the "Net periodic benefit cost":

	2011	2010	2009	2011	2010	2009
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	4.29	4.66	5.63	5.03	5.54	6.30
Expected long-term rate of return on plan assets	5.45	5.44	5.47	—	—	—
Rate of compensation increase	2.05	2.13	2.22	—	—	—

        The "Expected long-term rate of return on plan assets" is derived from the current and projected asset allocation, the current and projected types of investments in each asset category and the long-term historical returns for each investment type.

        The Company maintains other postretirement benefit plans, which are generally contributory with participants' contributions adjusted annually. The assumptions used were:

	December 31,
	2011	2010
Health care cost trend rate assumed for next year	8.84%	7.93%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2017

        A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2011:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	22	(19)

Plan assets

        The Company has pension plans in various countries with the majority of the Company's pension liabilities deriving from a limited number of these countries. The pension plans' structures reflect local regulatory environments and market practices.

        The pension plans are typically funded by regular contributions from employees and the Company. These plans are typically administered by boards of trustees (which include Company representatives) whose primary responsibility is to ensure that the plans meet their liabilities through contributions and investment returns. The boards of trustees have the responsibility for key investment strategy decisions.

        The accumulated contributions are invested in a diversified range of assets that are managed by third-party asset managers, in accordance with local statutory regulations, pension plan rules and the respective plans' investment guidelines, as approved by the boards of trustees.

        Plan assets are generally segregated from those of the Company and invested with the aim of meeting the respective plans' projected future pension liabilities. Plan assets are measured at fair value at the balance sheet date.

        The boards of trustees manage the assets of the pension plans in a risk-controlled manner and assess the risks embedded in the pension plans through asset/liability modeling. The projected future development of pension liabilities is assessed relative to various alternative asset allocations in order to determine a strategic asset allocation for each plan, based on a given risk budget. Asset/liability management studies typically take place every three years. However, the risks of the plans are monitored on an ongoing basis. The assets of the major plans are reviewed at least quarterly, while the plans' liabilities are reviewed in detail at least annually.

        The board of trustees' investment goal is to maximize the long-term returns of plan assets within the risk budget, while considering the future liabilities and liquidity needs of the individual plans. Risk parameters taken into account include:

  •
  the funding ratio of the plan,

  •
  the likelihood of extraordinary cash contributions being required, and

  •
  the risk embedded in each individual asset class, and the plan asset portfolio as a whole.

        The Company's investment policy is to achieve an optimal balance between risk and return on the plans' investments through the diversification of asset classes, the use of various external asset managers and the use of differing investment styles. This has resulted in a diversified portfolio with a mix of actively and passively managed investments.

        The plans are mainly invested in equity securities and bonds, with smaller allocations to real estate, private equity and hedge funds.

        The Company's global pension asset allocation is the result of the asset allocations of the individual plans. The target asset allocation of the Company's plans on a weighted-average basis is as follows:

Target percentage
Asset Class
Cash and equivalents	5
Global equities	20
Emerging markets equities	3
Global fixed income	54
Emerging markets fixed income	4
Insurance contracts	1
Private equity	2
Hedge funds	1
Real estate	9
Commodities	1

100

        The actual asset allocations of the plans are in line with the target asset allocations, which are set on an individual plan basis by the boards of trustees. They are the result of individual plans' risk assessments.

        Global and emerging markets fixed income securities include corporate bonds of companies from diversified industries and government bonds mainly from mature market issuers. Global and emerging markets equity securities primarily include investments in large-cap and mid-cap listed companies. Global equity securities represent equities listed in mature markets (mainly in the United States, Europe and Japan). Real Estate investments consist largely of domestic real estate in Switzerland held in the Swiss plans. The investments in Private equity, Hedge funds, and Commodities reflect a variety of investment strategies.

        Based on the above global asset allocation, the expected long-term return on assets is 5.45 percent. The Company and the local boards of trustees regularly review the investment performance of the asset classes and individual asset managers. Due to the diversified nature of the investments, the Company is of the opinion that no significant concentration of risks exists in its pension fund assets.

        The Company does not expect any plan assets to be returned to the employer during 2012.

        At December 31, 2011, plan assets include ABB Ltd's shares (as well as an insignificant amount of the Company's debt instruments) with a total value of $14 million. At December 31, 2010, plan assets include ABB Ltd's shares with a total value of $17 million.

        The fair values of the Company's pension plan assets by asset class are presented below. For further information on the fair value hierarchy and an overview of the Company's valuation techniques applied see the "Fair value measures" section of Note 2.

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	56	365	—	421
Global equities	1,717	76	—	1,793
Emerging markets equities	311	—	—	311
Global fixed income	1,921	2,838	—	4,759
Emerging markets fixed income	—	398	—	398
Insurance contracts	—	37	—	37
Private equity	—	—	177	177
Hedge funds	—	—	113	113
Real estate	73	—	741	814
Commodities	44	—	—	44

Total	4,122	3,714	1,031	8,867

	December 31, 2010
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	39	372	—	411
Global equities	2,301	77	—	2,378
Emerging markets equities	350	—	—	350
Global fixed income	1,790	2,643	—	4,433
Emerging markets fixed income	—	290	—	290
Insurance contracts	—	23	—	23
Private equity	1	26	156	183
Hedge funds	2	—	136	138
Real estate	79	—	696	775
Commodities	29	—	—	29

Total	4,591	3,431	988	9,010

        The following table represents the movements of those asset categories whose fair values use significant unobservable inputs (Level 3):

($ in millions)	Private equity	Hedge funds	Real estate	Total Level 3
Balance at January 1, 2010	149	127	621	897
Return on plan assets:
Assets still held at December 31, 2010	21	4	9	34
Assets sold during the year	(5)	(4)	—	(9)
Purchases (sales)	(12)	—	5	(7)
Transfers into Level 3	—	—	—	—
Exchange rate differences	3	9	61	73

Balance at December 31, 2010	156	136	696	988

Return on plan assets:
Assets still held at December 31, 2011	(3)	(4)	12	5
Assets sold during the year	22	(6)	7	23
Purchases (sales)	(27)	(14)	32	(9)
Transfers into Level 3	29	—	2	31
Exchange rate differences	—	1	(8)	(7)

Balance at December 31, 2011	177	113	741	1,031

        Real estate properties are valued under the income approach using the discounted cash flow method, by which the market value of a property is determined as the total of all projected future earnings discounted to the valuation date. The discount rates are determined for each property individually according to the property's location and specific use, and by considering initial yields of comparable market transactions.

        Private equity investments include investments in partnerships and related funds. Such investments consist of both publicly-traded and privately-held securities. Publicly-traded securities that are not quoted in active markets are valued using available quotes and adjusted for liquidity restrictions. Privately-held securities are valued taking into account various factors, such as the most recent financing involving unrelated new investors, earnings multiple analyses using comparable companies and discounted cash flow analyses.

        Hedge funds are normally not exchange-traded and the shares of the funds are not redeemed daily. Depending on the fund structure, the fair values are derived through modeling techniques based on the values of the underlying assets adjusted to reflect liquidity and transferability restrictions.

Contributions

        Employer contributions were as follows:

	2011	2010	2011	2010
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	305	567	16	13
Of which, discretionary contributions to defined benefit pension plans	36	331	—	—

        In 2010, the discretionary contributions included a non-cash contribution of $213 million of available-for-sale securities to one of the Company's pension plans in Germany.

        The Company expects to contribute approximately $297 million to its defined benefit pension plans and $18 million to its other postretirement benefit plans in 2012.

        The Company also maintains a number of defined contribution plans. The expense for these plans was $144 million, $97 million and $91 million in 2011, 2010 and 2009, respectively. The acquisition of Baldor resulted in a $32 million increase in expense in 2011 compared to 2010.

        The Company also contributed $5 million, $30 million and $18 million to multi-employer plans in 2011, 2010 and 2009, respectively. In Japan, a withdrawal from a multi-employer plan scheduled for 2012 resulted in a $5 million provision in 2011.

Estimated future benefit payments

        The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans at December 31, 2011 are as follows:

		Other postretirement benefits
($ in millions)	Pension benefits	Benefit payments	Medicare subsidies
2012	609	19	(1)
2013	614	20	(1)
2014	594	20	(1)
2015	586	20	(1)
2016	593	20	(1)
Years 2017 - 2021	2,892	100	(7)

        Medicare subsidies represent payments estimated to be received from the United States government as part of the Medicare Prescription Drug, Improvement and Modernization Act of 2003. The United States government began making the subsidy payments for employers in 2006.